SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2016	Apr. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of shares repurchased	$ 21,980	$ 52,896	$ 15,169
Number of stock options repriced during period	667,750
Incremental expense for repricing of options	$ 1,187
Expense recognized from repricing of stock options	$ 359
Share capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares repurchased	1,884,030	2,824,772	887,855
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount				$ 40,000	$ 40,000
2010 Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,000,000
Shares available for future grant	1,744,440
ESPP, purchase price as a percentage of market price	90.00%
Maximum employee contribution as a percentage of net income	10.00%
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee share option plan, option purchase price as a percentage of market price	90.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 12,570
Unrecognized compensation costs, period of recognition	1 year 8 months 1 day
Weighted average fair value at grant date of non-vested shares	$ 12.79	$ 18.36	$ 16.96
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years 2 months 12 days
Ordinary shares reserved for future issuance	28,445,714
Shares available for future grant	1,025,066
In-the-money options outstanding	3,925,483
In-the-money options exercisable	982,890
Weighted-average grant-date fair value of options granted	$ 3.48	$ 5.29	$ 5.42
Total unrecognized compensation costs	$ 10,612	$ 9,866	$ 10,643
Unrecognized compensation costs, period of recognition	1 year 7 months 13 days	1 year 7 months 6 days	1 year 6 months 11 days
Total fair value of vested options	$ 10,281	$ 9,696	$ 6,841
Stock Option Plans [Member] | February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	1,000,000
Shares available for future grant	763,306
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years